Acquisitions, Investments and Disposals: Schedule of Goodwill arising on Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill Balance	$ 1,151,187	$ 969,560	$ 894,374	$ 910,444
Acquisition of EkosPlus, Mining segment			4,533
Goodwill Translation difference	(47,733)	(14,837)	(20,603)
Acquisition of TPP Rousse, Energy segment		85,232
Acquisition of Ramateks, Steel segment		2,420
Acquisition of other subsidiaries, Steel segment		2,371
Acquisition of DEMP, Steel segment	223,681
Acquisition of other subsidiaries	$ 5,679